UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2552
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Waddell & Reed Advisors Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000
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Date of fiscal year end: June 30
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Date of reporting period: December 31, 2007
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ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
December 31, 2007

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Science and Technology Fund

3	President's Letter
5	Illustration of Fund Expenses
8	Waddell & Reed Advisors Accumulative Fund
22	Waddell & Reed Advisors Core Investment Fund
36	Waddell & Reed Advisors Science and Technology Fund
52	Notes to Financial Statements
63	Renewal of Investment Management Agreement
73	Proxy Voting Information
74	Quarterly Portfolio Schedule Information
75	IRA Disclosure

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Funds, Inc. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Waddell & Reed Advisors Funds, Inc. prospectus and current Fund performance information.

President's Letter
      December 31, 2007

Dear Shareholder:

It's been a volatile six months for investors, with both good and bad news hitting close to home. The negatives can be found in daily headlines: a level of weakness in the U.S. housing market not seen since 1990-1991, a credit crunch driven by an implosion of the subprime mortgage market, record high energy and commodity prices, softness in corporate earnings and the increased possibility of a recession in the year ahead.

The positives are more subtle: exports are booming, the job market in the U.S. is healthy, farmers are enjoying great prices for corn, wheat and soybeans, alternative energy and related technologies are booming and tourists are flocking to our shores to take advantage of our cheap currency to shop. Corporate merger activity has also been fairly brisk.

Surprisingly, the long-term U.S. bond market has been remarkably strong. Despite the potential to trigger higher inflation and further weaken the U.S. dollar, since September the Federal Reserve has cut its short-term interest rate target three times. The Fed's goals have been to maintain market liquidity and allay fears banks have about lending both to each other and customers with anything less than perfect credit scores.

Enclosed is our report on Waddell & Reed Advisors Funds, Inc. operations for the six months ended December 31, 2007. For the six-month period, the S&P 500 Index fell 1.37 percent while the Lehman Brothers Aggregate Bond Index rose 5.94 percent. As shown in the Economic Snapshot table below, consumer prices rose at a 4.10 percent annual rate for the period.

Sector performance varied

The weak results for the overall U.S. stock market - as represented by the S&P 500 - mask the considerable positive opportunities we saw across some sectors and the severe correction in other sectors. Many consumer staples and energy stocks offered positive returns for the period as oil prices flirted with $100 a barrel. Meanwhile, many financial stocks were down more than 20 percent, stung by commitments to subprime mortgages and other poorly performing investments. In some cases, infusions of foreign capital have been needed to resolve problems.

I'm pleased to report that the overall financial health of the Waddell & Reed organization is strong. In our 70th year we achieved an exceptional level of internal growth and delivered high quality service to investors.

Economic Snapshot
	12-31-2007	6-30-2007

U.S. unemployment rate	5.00%	4.60%
Inflation (U.S. Consumer Price Index)	4.10%	2.70%
U.S. GDP	0.60%	3.40%
30-year fixed mortgage rate	5.96%	6.63%
Oil price per barre	$96.00	$70.68

All government statistics shown are subject to periodic revision.

Sources: Bloomberg, U.S. Department of Labor

The U.S. Consumer Price Index is the government's measure of the change in the retail cost of goods and services. Gross domestic product measures year-over-year changes in the output of goods and services. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

As we look forward, while past performance is no guarantee of future results, presidential election years historically have been positive for investors. However, we recommend a strong level of caution in 2008, as we believe that the range of financial outcomes for investors is wide. Whoever holds the reins of power in Congress and the White House will have many long-term structural issues to manage here and abroad which are likely to have substantial economic implications.

As always, we believe that maintaining a well-rounded portfolio is an essential element for securing your long-term financial future. In both politics and investing, it may be wise to remember that nothing - good or bad - can ever be assured.

Our commitment

As investment managers, we consistently focus on offering you strategies that emphasize participation in positive markets, as well as a very strong effort to manage risk. We will strive to earn your continued confidence for many years to come.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Corporation, and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following tables are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2007.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the tables. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the tables, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Accumulative Fund Expenses
For the Six Months Ended December 31, 2007	Beginning Account Value 6-30-07	Ending Account Value 12-31-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,029.90	1.07%	$5.48
Class B	1,000	1,023.90	2.09	10.73
Class C	1,000	1,025.00	2.04	10.43
Class Y	1,000	1,031.10	0.85	4.37
Based on 5% Return(2)
Class A	$1,000	$1,019.80	1.07%	$5.45
Class B	1,000	1,014.65	2.09	10.68
Class C	1,000	1,014.91	2.04	10.38
Class Y	1,000	1,020.94	0.85	4.35

Core Investment Fund Expenses
For the Six Months Ended December 31, 2007	Beginning Account Value 6-30-07	Ending Account Value 12-31-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,055.80	1.04%	$5.45
Class B	1,000	1,050.90	2.08	10.77
Class C	1,000	1,049.70	2.02	10.45
Class Y	1,000	1,057.20	0.79	4.11
Based on 5% Return(2)
Class A	$1,000	$1,019.96	1.04%	$5.35
Class B	1,000	1,014.72	2.08	10.58
Class C	1,000	1,015.01	2.02	10.28
Class Y	1,000	1,021.25	0.79	4.04

See footnotes on page 7.

Science and Technology Fund Expenses
For the Six Months Ended December 31, 2007	Beginning Account Value 6-30-07	Ending Account Value 12-31-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,097.40	1.31%	$6.92
Class B	1,000	1,092.30	2.37	12.55
Class C	1,000	1,091.60	2.33	12.34
Class Y	1,000	1,099.80	1.01	5.35
Based on 5% Return(2)
Class A	$1,000	$1,018.61	1.31%	$6.66
Class B	1,000	1,013.25	2.37	12.08
Class C	1,000	1,013.46	2.33	11.88
Class Y	1,000	1,020.11	1.01	5.15

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2007, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical 5% annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF ACCUMULATIVE FUND

Portfolio Highlights

On December 31, 2007, Waddell & Reed Advisors Accumulative Fund had net assets totaling $2,039,166,116 invested in a diversified portfolio of:

89.03%	Domestic Common Stocks
6.32%	Cash and Cash Equivalents
4.65%	Foreign Common Stocks

Sector Weightings

As a shareholder of the Fund, for every $100 you had invested on December 31, 2007, your Fund owned:

Technology Stocks	$27.58
Energy Stocks	$13.68
Health Care Stocks	$10.58
Financial Services Stocks	$7.42
Retail Stocks	$6.39
Cash and Cash Equivalents	$6.32
Capital Goods Stocks	$5.46
Consumer Nondurables Stocks	$5.25
Utilities Stocks	$5.01
Raw Materials Stocks	$3.97
Miscellaneous Stocks (1)	$3.15
Transportation Stocks	$2.96
Multi-Industry Stocks	$2.23

(1)Includes $1.53 Business Equipment and Services Stocks, $1.19 Consumer Durables Stocks and $0.43 Shelter Stocks.

The Investments of Accumulative Fund
December 31, 2007 (Unaudited)
COMMON STOCKS	Shares	Value

Air Transportation – 1.02%
Southwest Airlines Co.	1,700,000	$20,740,000

Aircraft – 8.91%
Boeing Company (The)	750,000	65,595,000
Raytheon Company	635,000	38,544,500
Rockwell Collins, Inc.	545,000	39,223,650
United Technologies Corporation	500,000	38,270,000
		181,633,150
Apparel – 0.79%
Coach, Inc.*	530,000	16,207,400

Banks – 2.04%
Bank of America Corporation	475,000	19,598,500
Citigroup Inc.	750,000	22,080,000
		41,678,500
Beverages – 2.04%
Coca–Cola Company (The)	400,000	24,548,000
PepsiCo, Inc.	225,000	17,077,500
		41,625,500
Business Equipment and Services – 1.53%
Bucyrus International, Inc., Class A	315,000	31,277,925

Capital Equipment – 1.57%
Illinois Tool Works Inc.	600,000	32,124,000

Chemicals – Petroleum and Inorganic – 1.95%
Monsanto Company	270,000	30,156,300
UAP Holding Corp.	250,000	9,653,750
		39,810,050
Chemicals – Specialty – 1.26%
Albemarle Corporation	495,000	20,418,750
Scotts Miracle–Gro Company (The)	140,000	5,238,800
		25,657,550
Communications Equipment – 3.05%
Cisco Systems, Inc.*	1,475,000	39,906,125
Nokia Corporation, Series A, ADR	580,000	22,266,200
		62,172,325
Computers – Main and Mini – 2.48%
Hewlett–Packard Company	1,000,000	50,480,000

Computers – Micro – 2.93%
Apple Inc.*	190,000	37,634,250
Dell Inc.*	900,000	22,072,500
		59,706,750
Computers – Peripherals – 5.90%
Adobe Systems Incorporated*	900,000	38,484,000
Microsoft Corporation	2,300,000	81,868,500
		120,352,500
Defense – 3.43%
General Dynamics Corporation	785,000	69,857,150

Electronic Instruments – 0.88%
Thermo Fisher Scientific Inc.*	310,000	17,880,800

Food and Related – 1.16%
Wm. Wrigley Jr. Company	405,000	23,712,750

Forest and Paper Products – 0.43%
Sealed Air Corporation	375,000	8,677,500

Health Care – Drugs – 7.75%
Abbott Laboratories	480,000	26,952,000
Gilead Sciences, Inc.*	575,000	26,461,500
Merck & Co., Inc.	710,000	41,258,100
Schering–Plough Corporation	825,000	21,978,000
Shire Pharmaceuticals Group plc, ADR	600,000	41,337,000
		157,986,600
Health Care – General – 2.22%
Hologic, Inc.*	186,850	12,823,515
St. Jude Medical, Inc.*	225,000	9,144,000
TomoTherapy Incorporated*	25,000	489,375
Zimmer Holdings, Inc.*	345,000	22,821,750
		45,278,640
Hospital Supply and Management – 0.61%
PSS World Medical, Inc.*	637,500	12,491,813

Household – General Products – 1.26%
Procter & Gamble Company (The)	350,000	25,697,000

Insurance – Property and Casualty – 2.40%
Ambac Financial Group, Inc.	475,000	12,240,750
Hartford Financial Services Group Inc. (The)	260,000	22,669,400
Oaktree Capital Group, LLC, Class A Units (A)	185,000	6,058,750
Travelers Companies, Inc. (The)	150,000	8,070,000
		49,038,900
Metal Fabrication – 2.62%
Precision Castparts Corp.	385,000	53,399,500

Motor Vehicles – 1.19%
Ford Motor Company*	1,150,000	7,739,500
Honda Motor Co., Ltd., ADR	500,000	16,570,000
		24,309,500
Multiple Industry – 2.23%
Altria Group, Inc.	590,000	44,592,200
Eurand N.V.*	50,800	802,386
		45,394,586
Non–Residential Construction – 1.27%
Fluor Corporation	177,500	25,865,300

Petroleum – Domestic – 1.38%
Equitable Resources, Inc.	530,000	28,238,400

Petroleum – International – 6.77%
Chevron Corporation	390,000	36,398,700
ConocoPhillips	435,000	38,410,500
Exxon Mobil Corporation	675,000	63,240,750
		138,049,950
Petroleum – Services – 5.53%
Patterson–UTI Energy, Inc.	880,000	17,204,000
Schlumberger Limited	700,000	68,859,000
Smith International, Inc.	91,100	6,727,735
Transocean Inc.	139,920	20,029,548
		112,820,283
Railroad – 1.94%
CSX Corporation	400,000	17,592,000
Norfolk Southern Corporation	100,000	5,044,000
Union Pacific Corporation	135,000	16,958,700
		39,594,700
Restaurants – 3.21%
McDonald's Corporation	525,000	30,927,750
YUM! Brands, Inc.	900,000	34,443,000
		65,370,750
Retail – General Merchandise – 2.78%
Costco Wholesale Corporation	300,000	20,943,000
Kohl's Corporation*	400,000	18,320,000
Target Corporation	350,000	17,500,000
		56,763,000
Retail – Specialty Stores – 0.40%
Home Depot, Inc. (The)	300,000	8,082,000

Security and Commodity Brokers – 2.98%
Goldman Sachs Group, Inc. (The)	90,000	19,354,500
Janus Capital Group Inc.	300,000	9,855,000
Prudential Financial, Inc.	190,000	17,677,600
UBS AG	300,000	13,800,000
		60,687,100
Steel – 0.76%
Allegheny Technologies Incorporated	180,000	15,552,000

Utilities – Electric – 3.23%
Exelon Corporation	295,000	24,083,800
Mirant Corporation*	425,000	16,566,500
NRG Energy, Inc.*	580,000	25,137,200
		65,787,500
Utilities – Telephone – 1.78%
AT&T Inc.	500,000	20,780,000
NII Holdings, Inc.*	320,000	15,443,200
		36,223,200

TOTAL COMMON STOCKS – 93.68%		$1,910,224,572

(Cost: $1,481,456,905)

SHORT–TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Aluminum – 0.48%
Alcoa Incorporated,
4.6%, 1–2–08	$ 9,743	9,741,755

Computers – Main and Mini – 0.16%
IBM International Group Capital LLC (International Business Machines Corporation),
4.24%, 1–29–08	3,213	3,202,404

Electrical Equipment – 0.73%
Emerson Electric Co.,
4.05%, 1–14–08	10,000	9,985,375
W.W. Grainger, Inc.,
4.25%, 1–7–08	5,000	4,996,458
		14,981,833
Finance Companies – 0.63%
PACCAR Financial Corp.,
4.2%, 1–11–08	2,318	2,315,296
Toyota Motor Credit Corporation,
4.28%, 2–4–08	5,000	4,979,789
Unilever Capital Corporation,
4.25%, 1–18–08	5,495	5,483,972
		12,779,057
Food and Related – 0.49%
Campbell Soup Co.,
4.53%, 1–10–08	6,000	5,993,205
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
5.0%, 1–24–08	4,000	3,987,222
		9,980,427
Household – General Products – 0.99%
Clorox Co.,
5.5%, 1–11–08	5,000	4,992,361
Colgate–Palmolive Company,
4.17%, 1–10–08	10,000	9,989,575
Fortune Brands Inc.,
4.7%, 1–2–08	5,187	5,186,323
		20,168,259
Multiple Industry – 0.49%
General Electric Capital Services Inc.,
4.25%, 1–29–08	10,000	9,966,945

Publishing – 0.20%
Gannett Co., Inc.,
4.5%, 1–30–08	4,000	3,985,500

Retail – General Merchandise – 0.24%
Home Depot Inc.,
5.55%, 1–10–08	5,000	4,993,063

Security and Commodity Brokers – 0.49%
American Express Credit Corp.,
4.3%, 1–23–08	10,000	9,973,722

Utilities – Electric – 0.24%
Wisconsin Electric Power Co.,
4.5%, 1–2–08	5,000	4,999,375

Utilities – Gas and Pipeline – 0.24%
Michigan Consolidated Gas Co.,
5.75%, 1–22–08	5,000	4,983,229

Utilities – Telephone – 0.25%
AT&T Inc.,
4.25%, 1–29–08	2,130	2,122,959
Verizon Communications Inc.,
4.32%, 1–9–08	3,000	2,997,120
		5,120,079

Total Commercial Paper – 5.63%		114,875,648

United States Government Agency Obligations – 0.74%
Federal Farm Credit Bank,
3.0%, 1–8–08	15,000	14,991,250

TOTAL SHORT–TERM SECURITIES – 6.37%		$129,866,898

(Cost: $129,866,898)

TOTAL INVESTMENT SECURITIES – 100.05%		$2,040,091,470

(Cost: $1,611,323,803)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.05%)		(925,354)

NET ASSETS – 100.00%		$2,039,166,116

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be illiquid under guidelines established by the Board of Directors. At December 31, 2007, the total value of this security amounted to 0.30% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      ACCUMULATIVE FUND
      December 31, 2007
      (In Thousands, Except for Per Share Amounts)                                                         (Unaudited)

ASSETS
Investment securities - at value (cost - $1,611,324) (Notes 1 and 3)	$2,040,091
Receivables:
Investment securities sold	5,075
Dividends and interest	1,902
Fund shares sold	1,706
Prepaid and other assets	60

Total assets	2,048,834

LIABILITIES
Payable to Fund shareholders	5,607
Payable for investment securities purchased	3,037
Accrued service fee (Note 2)	461
Accrued shareholder servicing (Note 2)	309
Accrued management fee (Note 2)	36
Accrued accounting services fee (Note 2)	22
Due to custodian	5
Accrued distribution fee (Note 2)	4
Other	187

Total liabilities	9,668

Total net assets	$2,039,166

NET ASSETS
$1.00 par value capital stock:
Capital stock	$236,235
Additional paid-in capital	1,512,987
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(368)
Accumulated undistributed net realized loss on investment transactions	(138,456)
Net unrealized appreciation in value of investments	428,768

Net assets applicable to outstanding units of capital	$2,039,166

Net asset value per share (net assets divided by shares outstanding):
Class A	$8.65
Class B	$8.14
Class C	$8.19
Class Y	$8.66
Capital shares outstanding:
Class A	226,959
Class B	6,637
Class C	2,001
Class Y	638
Capital shares authorized	675,000

See Notes to Financial Statements.

Statement of Operations
      ACCUMULATIVE FUND
      For the Six Months Ended December 31, 2007
      (In Thousands)                                                                                                       (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $16)	$14,265
Interest and amortization	841

Total income	15,106

Expenses (Note 2):
Investment management fee	7,054
Service fee:
Class A	2,337
Class B	74
Class C	22
Shareholder servicing:
Class A	1,576
Class B	119
Class C	31
Class Y	5
Distribution fee:
Class A	24
Class B	222
Class C	65
Accounting services fee	130
Custodian fees	43
Audit fees	20
Legal fees	16
Other	157

Total	11,895
Less waiver of investment management fee (Notes 2 and 7)	(252)

Total expenses	11,643

Net investment income	3,463

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	121,519
Unrealized depreciation in value of investments during the period	(63,318)

Net gain on investments	58,201

Net increase in net assets resulting from operations	$61,664

See Notes to Financial Statements.

Statement of Changes in Net Assets
      ACCUMULATIVE FUND
      (In Thousands)                                                                                                        (Unaudited)

	For the six months ended December 31,	For the fiscal year ended June 30,
	2007	2007

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,463	$7,071
Realized net gain on investments	121,519	241,052
Unrealized appreciation (depreciation)	(63,318)	177,783

Net increase in net assets resulting from operations	61,664	425,906

Distributions to shareholders from (Note 1E):(1)
Net investment income:
Class A	(5,058)	(6,734)
Class B	(––)	(––)
Class C	(––)	(––)
Class Y	(21)	(42)
Realized gains on investment transactions:
Class A	(––)	(––)
Class B	(––)	(––)
Class C	(––)	(––)
Class Y	(––)	(––)

	(5,079)	(6,776)

Capital share transactions (Note 5)	(95,175)	(302,378)

Total increase (decrease)	(38,590)	116,752
NET ASSETS
Beginning of period	2,077,756	1,961,004

End of period	$2,039,166	$2,077,756

Undistributed net investment income (loss)	$(368)	$1,248

(1)See "Financial Highlights" on pages 18 - 21.

See Notes to Financial Statements.

Financial Highlights
      ACCUMULATIVE FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

For the six months ended	For the fiscal year ended June 30,
12-31-07	2007	2006	2005	2004	2003

Net asset value, beginning of period	$8.42	$6.83	$6.28	$5.79	$5.19	$5.63

Income (loss) from investment operations:
Net investment income	0.02	0.03	0.01	0.04	0.01	0.03
Net realized and unrealized gain (loss) on investments	0.23	1.59	0.54	0.49	0.60	(0.44)

Total from investment operations	0.25	1.62	0.55	0.53	0.61	(0.41)

Less distributions from:
Net investment income	(0.02)	(0.03)	(0.00	)*	(0.04)	(0.01)	(0.03)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.02)	(0.03)	(0.00	)*	(0.04)	(0.01)	(0.03)

Net asset value, end of period	$8.65	$8.42	$6.83	$6.28	$5.79	$5.19

Total return (1)	2.99%	23.70%	8.82%	9.11%	11.78%	-7.29%
Net assets, end of period (in millions)	$1,963	$1,995	$1,879	$1,895	$1,971	$1,836
Ratio of expenses to average net assets including expense waiver	1.07	%(2)	1.11%	1.14%	1.16%	1.17%	1.18%
Ratio of net investment income to average net assets including expense waiver	0.37	%(2)	0.39%	0.17%	0.62%	0.23%	0.54%
Ratio of expenses to average net assets excluding expense waiver	1.09	%(2)	1.13%	1.14	%(3)	1.16	%(3)	1.17	%(3)	1.18	%(3)
Ratio of net investment income to average net assets excluding expense waiver	0.35	%(2)	0.37%	0.17	%(3)	0.62	%(3)	0.23	%(3)	0.54	%(3)
Portfolio turnover rate	27%	67%	39%	68%	483%	412%

*Not shown due to rounding.

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      ACCUMULATIVE FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended June 30,
	12-31-07		2007	2006		2005		2004		2003

Net asset value, beginning of period	$7.95		$6.49	$6.03		$5.59		$5.06		$5.52

Income (loss) from investment operations:
Net investment loss	(0.07)		(0.10)	(0.08)		(0.04)		(0.04)		(0.02)
Net realized and unrealized gain (loss) on investments	0.26		1.56	0.54		0.48		0.57		(0.44)

Total from investment operations	0.19		1.46	0.46		0.44		0.53		(0.46)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(0.00)	(0.00)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$8.14		$7.95	$6.49		$6.03		$5.59		$5.06

Total return	2.39%		22.50%	7.63%		7.87%		10.47%		-8.33%
Net assets, end of period (in millions)	$54		$60	$59		$61		$63		$53
Ratio of expenses to average net assets including expense waiver	2.09	%(1)	2.16%	2.21%		2.28%		2.30%		2.36%
Ratio of net investment loss to average net assets including expense waiver	-0.66	%(1)	-0.65%	-0.91%		-0.50%		-0.90%		-0.64%
Ratio of expenses to average net assets excluding expense waiver	2.11	%(1)	2.18%	2.21	%(2)	2.28	%(2)	2.30	%(2)	2.36	%(2)
Ratio of net investment loss to average net assets excluding expense waiver	-0.68	%(1)	-0.67%	-0.91	%(2)	-0.50	%(2)	-0.90	%(2)	-0.64	%(2)
Portfolio turnover rate	27%		67%	39%		68%		483%		412%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      ACCUMULATIVE FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended June 30,
	12-31-07		2007	2006		2005		2004		2003

Net asset value, beginning of period	$7.99		$6.52	$6.06		$5.61		$5.07		$5.52

Income (loss) from investment operations:
Net investment loss	(0.06)		(0.09)	(0.06)		(0.04)		(0.04)		(0.01)
Net realized and unrealized gain (loss) on investments	0.26		1.56	0.52		0.49		0.58		(0.44)

Total from investment operations	0.20		1.47	0.46		0.45		0.54		(0.45)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(0.00)	(0.00)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$8.19		$7.99	$6.52		$6.06		$5.61		$5.07

Total return	2.50%		22.55%	7.59%		8.02%		10.65%		-8.15%
Net assets, end of period (in millions)	$16		$18	$17		$17		$18		$17
Ratio of expenses to average net assets including expense waiver	2.04	%(1)	2.11%	2.16%		2.20%		2.16%		2.16%
Ratio of net investment loss to average net assets including expense waiver	-0.61	%(1)	-0.60%	-0.85%		-0.40%		-0.76%		-0.43%
Ratio of expenses to average net assets excluding expense waiver	2.06	%(1)	2.13%	2.16	%(2)	2.20	%(2)	2.16	%(2)	2.16	%(2)
Ratio of net investment loss to average net assets excluding expense waiver	-0.63	%(1)	-0.62%	-0.85	%(2)	-0.40	%(2)	-0.76	%(2)	-0.43	%(2)
Portfolio turnover rate	27%		67%	39%		68%		483%		412%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      ACCUMULATIVE FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

For the six months ended	For the fiscal year ended June 30,
12-31-07	2007	2006	2005	2004	2003

Net asset value, beginning of period	$8.43	$6.85	$6.29	$5.79	$5.20	$5.63

Income (loss) from investment operations:
Net investment income	0.03	0.05	0.03	0.06	0.03	0.04
Net realized and unrealized gain (loss) on investments	0.23	1.59	0.54	0.49	0.59	(0.43)

Total from investment operations	0.26	1.64	0.57	0.55	0.62	(0.39)

Less distributions from:
Net investment income	(0.03)	(0.06)	(0.01)	(0.05)	(0.03)	(0.04)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.03)	(0.06)	(0.01)	(0.05)	(0.03)	(0.04)

Net asset value, end of period	$8.66	$8.43	$6.85	$6.29	$5.79	$5.20

Total return	3.11%	23.93%	9.13%	9.44%	11.90%	-6.82%
Net assets, end of period (in millions)	$6	$5	$6	$6	$6	$6
Ratio of expenses to average net assets including expense waiver	0.85	%(1)	0.86%	0.87%	0.88%	0.87%	0.89%
Ratio of net investment income to average net assets including expense waiver	0.60	%(1)	0.65%	0.43%	0.88%	0.53%	0.84%
Ratio of expenses to average net assets excluding expense waiver	0.87	%(1)	0.88%	0.87	%(2)	0.88	%(2)	0.87	%(2)	0.89	%(2)
Ratio of net investment income to average net assets excluding expense waiver	0.58	%(1)	0.63%	0.43	%(2)	0.88	%(2)	0.53	%(2)	0.84	%(2)
Portfolio turnover rate	27%	67%	39%	68%	483%	412%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF CORE INVESTMENT FUND

Portfolio Highlights

On December 31, 2007, Waddell & Reed Advisors Core Investment Fund had net assets totaling $4,239,974,098 invested in a diversified portfolio of:

89.43%	Domestic Common Stocks
5.30%	Foreign Common Stocks
5.27%	Cash and Cash Equivalents

Sector Weightings

As a shareholder of the Fund, for every $100 you had invested on December 31, 2007, your Fund owned:

Technology Stocks	$26.77
Energy Stocks	$11.04
Capital Goods Stocks	$10.53
Consumer Nondurables Stocks	$9.06
Financial Services Stocks	$8.43
Raw Materials Stocks	$6.04
Health Care Stocks	$5.95
Cash and Cash Equivalents	$5.27
Utilities Stocks	$4.93
Retail Stocks	$4.07
Transportation Stocks	$2.72
Multi-Industry Stocks	$2.48
Consumer Durables Stocks	$2.27
Consumer Services Stocks	$0.44

The Investments of Core Investment Fund
December 31, 2007 (Unaudited)
COMMON STOCKS	Shares	Value

Aircraft – 6.41%
Boeing Company (The)	2,171,700	$189,936,882
Raytheon Company	1,347,400	81,787,180
		271,724,062
Apparel – 1.12%
NIKE, Inc., Class B	740,800	47,588,992

Beverages – 5.09%
Coca–Cola Company (The)	2,355,900	144,581,583
PepsiCo, Inc.	938,600	71,239,740
		215,821,323
Capital Equipment – 7.49%
Deere & Company	2,665,834	248,242,462
Foster Wheeler Ltd.*	446,000	69,179,060
		317,421,522
Chemicals – Petroleum and Inorganic – 2.82%
Monsanto Company	1,071,050	119,625,575

Chemicals – Specialty – 2.60%
Air Products and Chemicals, Inc.	1,119,250	110,391,628

Communications Equipment – 1.74%
Nokia Corporation, Series A, ADR	1,916,200	73,562,918

Computers – Main and Mini – 5.16%
Hewlett–Packard Company	3,065,300	154,736,344
Xerox Corporation*	3,948,800	63,931,072
		218,667,416
Computers – Micro – 2.11%
Apple Inc.*	452,000	89,529,900

Computers – Peripherals – 2.96%
Adobe Systems Incorporated*	2,933,800	125,449,288

Defense – 4.70%
General Dynamics Corporation	2,239,400	199,284,206

Electronic Components – 2.14%
Intel Corporation	3,405,000	90,675,150

Electronic Instruments – 1.55%
Applied Materials, Inc.	561,100	9,948,303
Thermo Fisher Scientific Inc.*	966,700	55,759,256
		65,707,559
Finance Companies – 1.20%
Fannie Mae	1,269,700	50,762,606

Food and Related – 1.05%
Wm. Wrigley Jr. Company	759,800	44,486,290

Health Care – Drugs – 5.95%
Abbott Laboratories	2,525,000	141,778,750
Merck & Co., Inc.	1,905,200	110,711,172
		252,489,922
Hotels and Gaming – 0.44%
Las Vegas Sands, Inc.*	181,250	18,677,812

Household – General Products – 1.80%
Colgate–Palmolive Company	976,300	76,112,348

Insurance – Property and Casualty – 1.15%
Ambac Financial Group, Inc.	1,896,500	48,872,805

Metal Fabrication – 1.08%
Loews Corporation, Carolina Group	537,800	45,874,340

Motor Vehicles – 2.27%
Ford Motor Company*	14,286,000	96,144,780

Multiple Industry – 2.48%
Altria Group, Inc.	1,393,900	105,350,962

Non–Residential Construction – 1.96%
Fluor Corporation	569,900	83,045,828

Petroleum – International – 4.28%
Devon Energy Corporation	379,100	33,705,781
Exxon Mobil Corporation	1,575,740	147,631,081
		181,336,862
Petroleum – Services – 6.76%
Schlumberger Limited	908,100	89,329,797
Smith International, Inc.	698,800	51,606,380
Transocean Inc.	443,406	63,473,569
Weatherford International Ltd.*	1,196,600	82,086,760
		286,496,506
Railroad – 2.72%
Union Pacific Corporation	918,950	115,438,499

Restaurants – 2.35%
McDonald's Corporation	927,200	54,621,352
YUM! Brands, Inc.	1,181,084	45,200,085
		99,821,437
Retail – Food Stores – 1.04%
Walgreen Co.	1,157,900	44,092,832

Retail – Specialty Stores – 0.68%
Tiffany & Co.	624,400	28,741,132

Security and Commodity Brokers – 6.08%
Charles Schwab Corporation (The)	5,609,800	143,162,096
Prudential Financial, Inc.	1,230,200	114,457,808
		257,619,904
Steel – 0.62%
Allegheny Technologies Incorporated	306,600	26,490,240

Utilities – Electric – 3.59%
Mirant Corporation*	2,804,350	109,313,563
NRG Energy, Inc.*	988,000	42,819,920
		152,133,483
Utilities – Telephone – 1.34%
Verizon Communications Inc.	1,305,100	57,019,819

TOTAL COMMON STOCKS – 94.73%		$4,016,457,946

(Cost: $3,007,490,560)

SHORT–TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Aluminum – 0.09%
Alcoa Incorporated,
4.6%, 1–2–08	$3,926	3,925,498

Beverages – 0.20%
Diageo Capital plc (Diageo plc),
4.45%, 2–14–08	8,648	8,600,964

Computers – Main and Mini – 0.09%
IBM International Group Capital LLC (International Business Machines Corporation),
4.24%, 1–29–08	4,000	3,986,809

Electrical Equipment – 0.24%
W.W. Grainger, Inc.,
4.25%, 1–7–08	10,000	9,992,917

Finance Companies – 0.30%
Avon Capital Corp. (Avon Products, Inc.):
4.4%, 1–14–08	3,428	3,422,553
4.42%, 1–18–08	9,500	9,480,171
		12,902,724
Food and Related – 1.88%
Archer Daniels Midland Company,
4.33%, 2–26–08	10,000	9,932,645
Campbell Soup Co.:
4.53%, 1–10–08	7,000	6,992,073
4.33%, 1–29–08	6,000	5,979,793
ConAgra Foods, Inc.,
5.45%, 1–15–08	10,000	9,978,806
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
5.0%, 1–24–08	4,800	4,784,667
Hershey Company (The),
4.25%, 1–23–08	10,272	10,245,321
Kellogg Co.,
5.5%, 1–14–08	8,000	7,984,111
Nestle Finance France S.A.,
4.29%, 1–24–08	24,000	23,934,220
		79,831,636
Forest and Paper Products – 0.12%
Sonoco Products Co.,
4.95%, 1–2–08	5,000	4,999,313

Household – General Products – 0.68%
Clorox Co.:
5.5%, 1– 4–08	6,000	5,997,250
5.5%, 1–11–08	5,000	4,992,361
Fortune Brands Inc.,
4.7%, 1–2–08	10,000	9,998,695
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)):
4.22%, 1–23–08	3,000	2,992,263
4.24%, 1–25–08	5,000	4,985,867
		28,966,436
Publishing – 0.24%
Gannett Co., Inc.:
5.3%, 1–15–08	5,000	4,989,694
5.45%, 1–15–08	5,000	4,989,403
		9,979,097
Security and Commodity Brokers – 0.24%
American Express Credit Corp.,
4.3%, 1–23–08	10,000	9,973,722

Utilities – Electric – 0.66%
Detroit Edison Co.,
5.72%, 1–17–08	3,997	3,986,839
New York State Electric & Gas Corp.,
4.85%, 1–2–08	12,200	12,198,356
Wisconsin Electric Power Co.:
4.5%, 1–2–08	5,000	4,999,375
4.35%, 1–9–08	7,000	6,993,233
		28,177,803
Utilities – Gas and Pipeline – 0.12%
Michigan Consolidated Gas Co.,
5.65%, 1–15–08	5,000	4,989,014

Utilities – Telephone – 0.50%
AT&T Inc.,
4.25%, 1–29–08	7,000	6,976,861
Verizon Communications Inc.:
4.32%, 1–9–08	4,000	3,996,160
4.72%, 1–10–08	10,092	10,080,091
		21,053,112

Total Commercial Paper – 5.36%		227,379,045

United States Government Agency Obligations – 0.35%
Federal Farm Credit Bank,
3.0%, 1–8–08	15,000	14,991,250

TOTAL SHORT–TERM SECURITIES – 5.71%		$242,370,295

(Cost: $242,370,295)

TOTAL INVESTMENT SECURITIES – 100.44%	$4,258,828,241

(Cost: $3,249,860,855)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.44%)	(18,854,143)

NET ASSETS – 100.00%	$4,239,974,098

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      CORE INVESTMENT FUND
      December 31, 2007
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $3,249,861) (Notes 1 and 3)	$4,258,828
Receivables:
Dividends and interest	5,969
Fund shares sold	2,491
Prepaid and other assets	89

Total assets	4,267,377

LIABILITIES
Payable to Fund shareholders	25,180
Accrued service fee (Note 2)	915
Accrued shareholder servicing (Note 2)	597
Due to custodian	112
Accrued management fee (Note 2)	70
Accrued accounting services fee (Note 2)	22
Accrued distribution fee (Note 2)	9
Other	498

Total liabilities	27,403

Total net assets	$4,239,974

NET ASSETS
$1.00 par value capital stock:
Capital stock	$679,418
Additional paid-in capital	2,529,405
Accumulated undistributed income:
Accumulated undistributed net investment income	11,658
Accumulated undistributed net realized gain on investment transactions	10,460
Net unrealized appreciation in value of investments	1,009,033

Net assets applicable to outstanding units of capital	$4,239,974

Net asset value per share (net assets divided by shares outstanding):
Class A	$6.25
Class B	$5.82
Class C	$5.84
Class Y	$6.25
Capital shares outstanding:
Class A	655,632
Class B	12,112
Class C	3,972
Class Y	7,702
Capital shares authorized	1,680,000

See Notes to Financial Statements.

Statement of Operations
      CORE INVESTMENT FUND
      For the Six Months Ended December 31, 2007
      (In Thousands)                                                                                                              (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends	$33,547
Interest and amortization	2,307

Total income	35,854

Expenses (Note 2):
Investment management fee	13,418
Service fee:
Class A	5,104
Class B	100
Class C	30
Shareholder servicing:
Class A	3,375
Class B	177
Class C	45
Class Y	39
Distribution fee:
Class A	60
Class B	299
Class C	89
Accounting services fee	130
Custodian fees	68
Audit fees	23
Legal fees	10
Other	343

Total	23,310
Less waiver of investment management fee (Notes 2 and 7)	(302)

Total expenses	23,008

Net investment income	12,846

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	98,961
Realized net gain on foreign currency transactions	16

Realized net gain on investments	98,977
Unrealized appreciation in value of investments during the period	119,437

Net gain on investments	218,414

Net increase in net assets resulting from operations	$231,260

See Notes to Financial Statements.

Statement of Changes in Net Assets
      CORE INVESTMENT FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended December 31,	For the fiscal year ended June 30,
	2007	2007

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$12,846	$31,455
Realized net gain on investments	98,977	636,198
Unrealized appreciation (depreciation)	119,437	(44,833)

Net increase in net assets resulting from operations	231,260	622,820

Distributions to shareholders from (Note 1E):(1)
Net investment income:
Class A	(16,613)	(28,733)
Class B	(––)	(75)
Class C	(––)	(19)
Class Y	(255)	(489)
Realized gains on investment transactions:
Class A	(436,369)	(568,238)
Class B	(8,563)	(11,701)
Class C	(2,517)	(3,288)
Class Y	(5,082)	(6,973)

	(469,399)	(619,516)

Capital share transactions (Note 5)	184,835	167,580

Total increase (decrease)	(53,304)	170,884
NET ASSETS
Beginning of period	4,293,278	4,122,394

End of period	$4,239,974	$4,293,278

Undistributed net investment income	$11,658	$15,664

(1)See "Financial Highlights" on pages 32 - 35.

See Notes to Financial Statements.

Financial Highlights
      CORE INVESTMENT FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

For the six months ended	For the fiscal year ended June 30,
12-31-07	2007	2006	2005	2004	2003

Net asset value, beginning of period	$6.64	$6.69	$5.78	$5.22	$4.69	$4.95

Income (loss) from investment operations:
Net investment income	0.02	0.05	0.02	0.02	0.03	0.03
Net realized and unrealized gain (loss) on investments	0.35	0.94	0.91	0.56	0.53	(0.26)

Total from investment operations	0.37	0.99	0.93	0.58	0.56	(0.23)

Less distributions from:
Net investment income	(0.02)	(0.05)	(0.02)	(0.02)	(0.03)	(0.03)
Capital gains	(0.74)	(0.99)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.76)	(1.04)	(0.02)	(0.02)	(0.03)	(0.03)

Net asset value, end of period	$6.25	$6.64	$6.69	$5.78	$5.22	$4.69

Total return (1)	5.58%	16.01%	16.10%	11.18%	11.90%	-4.84%
Net assets, end of period (in millions)	$4,098	$4,134	$3,975	$3,915	$4,079	$4,310
Ratio of expenses to average net assets including expense waiver	1.04	%(2)	1.07%	1.09%	1.12%	1.13%	1.13%
Ratio of net investment income to average net assets including expense waiver	0.61	%(2)	0.78%	0.30%	0.46%	0.53%	0.60%
Ratio of expenses to average net assets excluding expense waiver	1.05	%(2)	1.08%	1.09	%(3)	1.12	%(3)	1.13	%(3)	1.13	%(3)
Ratio of net investment income to average net assets excluding expense waiver	0.60	%(2)	0.77%	0.30	%(3)	0.46	%(3)	0.53	%(3)	0.60	%(3)
Portfolio turnover rate	34%	118%	63%	51%	49%	41%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      CORE INVESTMENT FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended June 30,
	12-31-07		2007		2006		2005		2004		2003

Net asset value, beginning of period	$6.20		$6.33		$5.51		$5.01		$4.54		$4.82

Income (loss) from investment operations:
Net investment loss	(0.01	)(1)	(0.02	)(1)	(0.09)		(0.05)		(0.04)		(0.03)
Net realized and unrealized gain (loss) on investments	0.33	(1)	0.89	(1)	0.91		0.55		0.51		(0.25)

Total from investment operations	0.32		0.87		0.82		0.50		0.47		(0.28)

Less distributions from:
Net investment income	(0.00)		(0.01)		(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(0.70)		(0.99)		(0.00)		(0.00)		(0.00)		(0.00)

Total distributions	(0.70)		(1.00)		(0.00)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$5.82		$6.20		$6.33		$5.51		$5.01		$4.54

Total return	5.09%		14.80%		14.88%		9.98%		10.35%		-5.81%
Net assets, end of period (in millions)	$71		$81		$80		$81		$82		$82
Ratio of expenses to average net assets including expense waiver	2.08	%(2)	2.13%		2.19%		2.26%		2.30%		2.35%
Ratio of net investment loss to average net assets including expense waiver	-0.42	%(2)	-0.29%		-0.80%		-0.68%		-0.65%		-0.61%
Ratio of expenses to average net assets excluding expense waiver	2.09	%(2)	2.14%		2.19	%(3)	2.26	%(3)	2.30	%(3)	2.35	%(3)
Ratio of net investment loss to average net assets excluding expense waiver	-0.43	%(2)	-0.30%		-0.80	%(3)	-0.68	%(3)	-0.65	%(3)	-0.61	%(3)
Portfolio turnover rate	34%		118%		63%		51%		49%		41%

(1)Based on average weekly shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      CORE INVESTMENT FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended June 30,
	12-31-07		2007		2006		2005		2004		2003

Net asset value, beginning of period	$6.23		$6.35		$5.53		$5.02		$4.55		$4.82

Income (loss) from investment operations:
Net investment loss	(0.01	)(1)	(0.01	)(1)	(0.07)		(0.06)		(0.06)		(0.02)
Net realized and unrealized gain (loss) on investments	0.33	(1)	0.89	(1)	0.89		0.57		0.53		(0.25)

Total from investment operations	0.32		0.88		0.82		0.51		0.47		(0.27)

Less distributions from:
Net investment income	(0.00)		(0.01)		(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(0.71)		(0.99)		(0.00)		(0.00)		(0.00)		(0.00)

Total distributions	(0.71)		(1.00)		(0.00)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$5.84		$6.23		$6.35		$5.53		$5.02		$4.55

Total return	4.97%		14.94%		14.83%		10.16%		10.33%		-5.60%
Net assets, end of period (in millions)	$23		$23		$20		$20		$21		$24
Ratio of expenses to average net assets including expense waiver	2.02	%(2)	2.08%		2.15%		2.21%		2.21%		2.20%
Ratio of net investment loss to average net assets including expense waiver	-0.36	%(2)	-0.23%		-0.77%		-0.64%		-0.54%		-0.45%
Ratio of expenses to average net assets excluding expense waiver	2.03	%(2)	2.09%		2.15	%(3)	2.21	%(3)	2.21	%(3)	2.20	%(3)
Ratio of net investment loss to average net assets excluding expense waiver	-0.37	%(2)	-0.24%		-0.77	%(3)	-0.64	%(3)	-0.54	%(3)	-0.45	%(3)
Portfolio turnover rate	34%		118%		63%		51%		49%		41%

(1)Based on average weekly shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      CORE INVESTMENT FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended June 30,
12-31-07	2007	2006	2005	2004	2003

Net asset value, beginning of period	$6.64	$6.69	$5.78	$5.22	$4.69	$4.96

Income (loss) from investment operations:
Net investment income	0.04	0.06	0.05	0.06	0.04	0.04
Net realized and unrealized gain (loss) on investments	0.35	0.95	0.90	0.54	0.53	(0.27)

Total from investment operations	0.39	1.01	0.95	0.60	0.57	(0.23)

Less distributions from:
Net investment income	(0.04)	(0.07)	(0.04)	(0.04)	(0.04)	(0.04)
Capital gains	(0.74)	(0.99)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.78)	(1.06)	(0.04)	(0.04)	(0.04)	(0.04)

Net asset value, end of period	$6.25	$6.64	$6.69	$5.78	$5.22	$4.69

Total return	5.72%	16.32%	16.43%	11.50%	12.28%	-4.52%
Net assets, end of period (in millions)	$48	$55	$47	$61	$115	$107
Ratio of expenses to average net assets including expense waiver	0.79	%(1)	0.79%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets including expense waiver	0.88	%(1)	1.06%	0.55%	0.73%	0.85%	0.94%
Ratio of expenses to average net assets excluding expense waiver	0.80	%(1)	0.80%	0.80	%(2)	0.80	%(2)	0.80	%(2)	0.80	%(2)
Ratio of net investment income to average net assets excluding expense waiver	0.87	%(1)	1.05%	0.55	%(2)	0.73	%(2)	0.85	%(2)	0.94	%(2)
Portfolio turnover rate	34%	118%	63%	51%	49%	41%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF SCIENCE AND TECHNOLOGY FUND

Portfolio Highlights

On December 31, 2007, Waddell & Reed Advisors Science and Technology Fund had net assets totaling $2,851,369,507 invested in a diversified portfolio of

65.19%	Domestic Common Stocks
17.81%	Cash and Cash Equivalents and Options
17.00%	Foreign Common Stocks

Sector Weightings

As a shareholder of the Fund, for every $100 you had invested on December 31, 2007, your Fund owned:

Technology Stocks	$29.17
Cash and Cash Equivalents and Options	$17.81
Consumer Goods Stocks	$17.06
Health Care Stocks	$13.18
Business Equipment and Services Stocks	$10.77
Energy Stocks	$7.01
Miscellaneous Stocks (1)	$2.63
Raw Materials Stocks	$2.37

(1)Includes $1.21 Capital Goods Stocks, $0.93 Multi-Industry Stocks and $0.49 Retail Stocks.

The Investments of Science and Technology Fund
December 31, 2007 (Unaudited)
COMMON STOCKS	Shares	Value

Business Equipment and Services – 4.70%
Euronet Worldwide, Inc.*	2,401,450	$71,971,456
Global Cash Access, Inc.*	3,334,100	20,204,646
Telvent GIT, S.A.	1,215,500	34,465,503
Veraz Networks, Inc.*	1,542,500	7,465,700
		134,107,305
Chemicals – Petroleum and Inorganic – 2.37%
E.I. du Pont de Nemours and Company	1,535,600	67,704,604

Communications Equipment – 1.09%
Marvell Technology Group Ltd.*	2,216,900	31,025,516

Computers – Micro – 3.77%
Apple Inc.*	418,900	82,973,617
Dell Inc.*	1,004,700	24,640,267
		107,613,884
Computers – Peripherals – 11.20%
ACI Worldwide, Inc.*	3,659,400	69,784,758
Aspen Technology, Inc.*	6,527,750	106,141,215
Intuit Inc.*	1,275,200	40,340,952
Lawson Software, Inc.*	8,493,000	86,968,320
Netezza Corporation*	1,168,000	16,118,400
		319,353,645
Consumer Electronics – 11.21%
Garmin Ltd. (A)	713,400	69,274,707
Nintendo Co., Ltd. (B)	57,100	34,194,065
Research In Motion Limited (A)*	1,905,600	216,066,456
		319,535,228
Defense – 2.67%
ESCO Technologies Inc.*	1,906,700	76,153,598

Electrical Equipment – 1.21%
Power–One, Inc.*	6,151,800	24,607,200
Ultralife Batteries, Inc.*	493,500	9,929,220
		34,536,420
Electronic Components – 10.44%
Cree, Inc.*	4,794,000	131,739,120
IPG Photonics Corporation*	604,600	12,107,115
MediaTek Incorporation (B)	2,514,435	32,637,381
PMC–Sierra, Inc.*	6,656,300	43,598,765
Samsung Electronics Co., Ltd. (B)	113,100	67,179,745
Syntax–Brillian Corporation*	3,372,900	10,439,126
		297,701,252
Food and Related – 5.85%
Archer Daniels Midland Company	2,422,400	112,472,032
Bunge Limited	467,300	54,398,393
		166,870,425
Health Care – Drugs – 2.83%
Animal Health International, Inc.*	2,588,000	31,858,280
Forest Laboratories, Inc.*	1,336,300	48,708,135
		80,566,415
Health Care – General – 0.74%
TranS1 Inc.*	599,500	9,852,783
Volcano Corporation*	906,100	11,335,311
		21,188,094
Hospital Supply and Management – 9.61%
Cerner Corporation (A)*	3,122,133	176,057,080
HMS Holdings Corp.*	1,552,700	51,495,296
HealthSouth Corporation*	2,214,140	46,496,940
		274,049,316
Multiple Industry – 0.93%
Pentair, Inc.	760,100	26,459,081

Petroleum – International – 5.88%
Noble Energy, Inc.	2,106,800	167,532,736

Petroleum – Services – 1.13%
ION Geophysical Corporation*	2,039,700	32,186,466

Retail – Specialty Stores – 0.49%
Conn's, Inc.*	819,300	14,038,705

Timesharing and Software – 6.07%
Eclipsys Corporation*	1,896,200	47,907,493
Fidelity National Information Services, Inc.	1,298,600	54,008,774
Google Inc., Class A*	102,700	71,008,321
		172,924,588

TOTAL COMMON STOCKS – 82.19%		$2,343,547,278

(Cost: $1,726,899,542)

PUT OPTIONS – 0.25%	Number of Contracts

Cerner Corporation, January 55, Expires 1–21–08	225	21,735
Garmin Ltd., January 85, Expires 1–21–08	1,713	174,726
Garmin Ltd., April 90, Expires 4–21–08	5,421	4,770,480
Research In Motion Limited, March 110, Expires 3–24–08	2,224	2,072,990
(Cost: $7,025,300)		$7,039,931

SHORT–TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Aluminum – 0.25%
Alcoa Incorporated:
4.6%, 1–2–08	$ 2,017	2,016,742
5.42%, 1–14–08	5,000	4,990,214
		7,006,956
Beverages – 0.52%
Diageo Capital plc (Diageo plc),
4.45%, 2–14–08	15,000	14,918,417

Computers – Main and Mini – 0.54%
IBM International Group Capital LLC (International Business Machines Corporation),
4.24%, 1–29–08	5,000	4,983,511
International Business Machines Corporation,
4.4%, 1–11–08	10,391	10,378,300
		15,361,811
Construction Materials – 0.70%
Black & Decker Corp.:
5.57%, 1–9–08	10,000	9,987,622
5.5%, 1–16–08	10,000	9,977,083
		19,964,705
Containers – 0.45%
Bemis Company, Inc.,
4.3%, 2–4–08	13,000	12,947,206

Electrical Equipment – 0.28%
W.W. Grainger, Inc.,
4.25%, 1–14–08	8,000	7,987,722

Finance Companies – 1.90%
Avon Capital Corp. (Avon Products, Inc.),
4.42%, 1–18–08	5,000	4,989,564
PACCAR Financial Corp.,
4.2%, 1–11–08	5,000	4,994,167
Prudential Funding LLC:
4.5%, 1–18–08	15,000	14,968,125
4.5%, 2–4–08	9,815	9,773,286
Toyota Motor Credit Corporation,
4.28%, 2–4–08	10,000	9,959,578
Unilever Capital Corporation:
4.25%, 1–18–08	4,505	4,495,959
4.25%, 1–25–08	5,000	4,985,833
		54,166,512
Food and Related – 3.66%
Archer Daniels Midland Company,
4.33%, 2–26–08	12,900	12,813,111
Campbell Soup Co.:
4.53%, 1–10–08	7,164	7,155,887
4.33%, 1–29–08	16,000	15,946,116
ConAgra Foods, Inc.,
5.45%, 1–15–08	10,000	9,978,806
General Mills, Inc.:
5.52%, 1–4–08	5,000	4,997,700
5.56%, 1–10–08	10,000	9,986,100
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.):
5.5%, 1–22–08	15,000	14,951,875
5.0%, 1–24–08	9,000	8,971,250
Hershey Company (The),
4.27%, 1–31–08	11,728	11,686,268
Kellogg Co.,
5.5%, 1–14–08	8,000	7,984,111
		104,471,224
Forest and Paper Products – 0.26%
Sonoco Products Co.,
4.95%, 1–2–08	7,298	7,296,997

Household – General Products – 0.88%
Clorox Co.,
5.5%, 1–11–08	5,000	4,992,361
Colgate–Palmolive Company,
4.17%, 1–10–08	5,000	4,994,787
Fortune Brands Inc.,
4.7%, 1–2–08	10,000	9,998,695
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
4.24%, 1–25–08	5,000	4,985,867
		24,971,710
Motor Vehicles – 0.70%
Harley–Davidson Funding Corp.:
4.2%, 1–31–08	8,000	7,972,000
4.17%, 2–4–08	12,000	11,952,740
		19,924,740
Multiple Industry – 0.35%
General Electric Capital Services Inc.,
4.25%, 1–29–08	10,000	9,966,944

Publishing – 0.17%
Gannett Co., Inc.,
5.45%, 1–15–08	5,000	4,989,403

Retail – Food Stores – 0.49%
Walgreen Co.:
4.24%, 1–11–08	7,000	6,991,717
4.27%, 1–29–08	7,000	6,976,752
		13,968,469
Retail – General Merchandise – 0.53%
Home Depot Inc.,
5.55%, 1–10–08	15,000	14,979,188

Security and Commodity Brokers – 0.35%
American Express Credit Corp.,
4.3%, 1–23–08	10,000	9,973,722

Utilities – Electric – 0.63%
Detroit Edison Co.:
5.67%, 1–10–08	9,000	8,987,243
5.72%, 1–17–08	4,003	3,992,823
Wisconsin Electric Power Co.,
4.5%, 1–2–08	5,000	4,999,375
		17,979,441
Utilities – Gas and Pipeline – 0.17%
Questar Corporation,
5.55%, 1–15–08	5,000	4,989,208

Utilities – Telephone – 0.93%
Verizon Communications Inc.:
4.32%, 1–9–08	8,000	7,992,320
4.63%, 1–10–08	18,500	18,478,586
		26,470,906

Total Commercial Paper – 13.76%		392,335,281

Municipal Obligations – Taxable
California – 0.54%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997 (Taxable), (BP p.l.c.),
4.72%, 1–8–08	12,000	12,000,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
5.0%, 1–2–08 (C)	3,300	3,300,000
		15,300,000
Kansas – 0.22%
City of Park City, Kansas, Taxable Industrial Revenue Bonds (The Hayes Company, Inc.), Series 2001 (U.S. Bank National Association),
4.85%, 1–2–08 (C)	6,230	6,230,000

Maine – 0.02%
Finance Authority of Maine, Taxable Electric Rate Stabilization Revenue Notes, Series 1998A (Maine Public Service Company), (AMBAC Assurance Corporation),
5.1%, 1–2–08 (C)	620	620,000

Tennessee – 0.07%
      The Health, Educational and Housing Facility Board
           of the City of Memphis, Tennessee, Taxable Variable
           Rate Demand, Multifamily Housing Revenue Bonds
           (Ashland Lakes Apartments Project), Series 2006B
(U.S. Bank National Association),
5.14%, 1–3–08 (C)	2,000	2,000,000

Total Municipal Obligations – Taxable – 0.85%		24,150,000

Notes – 0.39%
Finance Companies
ETC Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2003 (U.S. Bank National Association),
4.85%, 1–2–08 (C)	11,195	11,195,000

United States Government Agency Obligations – 1.51%
Federal Farm Credit Bank:
3.62%, 1–2–08	23,220	23,217,665
3.0%, 1–8–08	20,000	19,988,333
		43,205,998

TOTAL SHORT–TERM SECURITIES – 16.51%		$470,886,279

(Cost: $470,886,279)

TOTAL INVESTMENT SECURITIES – 98.95%		$2,821,473,488

(Cost: $2,204,811,121)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.05%		29,896,019

NET ASSETS – 100.00%		$2,851,369,507

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Securities serve as cover for the following written options outstanding at December 31, 2007. (See Note 6 to financial statements):
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Cerner Corporation	225	January/65	$15,300	$1,193
Garmin Ltd.:	1,713	January/120	519,956	34,260
	5,421	April/120	3,312,477	2,710,500
Research In Motion Limited	2,224	March/135	1,203,985	1,029,267

			$5,051,718	$3,775,220

(B)Listed on an exchange outside of the United States.
(C)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2007.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      SCIENCE AND TECHNOLOGY FUND
      December 31, 2007
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $2,204,811) (Notes 1 and 3)	$2,821,473
Cash	4,326
Receivables:
Investment securities sold	46,176
Fund shares sold	2,539
Dividends and interest	133
Prepaid and other assets	49

Total assets	2,874,696

LIABILITIES
Payable to Fund shareholders	12,369
Payable for investment securities purchased	5,744
Outstanding written options at market (premium received - $5,052)(Note 6)	3,775
Accrued service fee (Note 2)	606
Accrued shareholder servicing (Note 2)	487
Accrued management fee (Note 2)	64
Accrued accounting services fee (Note 2)	22
Accrued distribution fee (Note 2)	6
Other	253

Total liabilities	23,326

Total net assets	$2,851,370

NET ASSETS
$1.00 par value capital stock:
Capital stock	$254,449
Additional paid-in capital	1,938,483
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(6,377)
Accumulated undistributed net realized gain on investment transactions	46,876
Net unrealized appreciation in value of investments	617,939

Net assets applicable to outstanding units of capital	$2,851,370

Net asset value per share (net assets divided by shares outstanding):
Class A	$11.25
Class B	$9.72
Class C	$9.75
Class Y	$11.90
Capital shares outstanding:
Class A	239,530
Class B	7,393
Class C	1,821
Class Y	5,705
Capital shares authorized	565,000

See Notes to Financial Statements.

Statement of Operations
      SCIENCE AND TECHNOLOGY FUND
      For the Six Months Ended December 31, 2007
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Interest and amortization	$7,563
Dividends (net of foreign withholding taxes of $234)	5,324

Total income	12,887

Expenses (Note 2):
Investment management fee	11,755
Service fee:
Class A	3,303
Class B	103
Class C	22
Shareholder servicing:
Class A	2,654
Class B	207
Class C	41
Class Y	50
Distribution fee:
Class A	40
Class B	308
Class C	66
Custodian fees	164
Accounting services fee	130
Legal fees	27
Audit fees	20
Other	221

Total	19,111
Less waiver of investment management fee (Notes 2 and 7)	(101)

Total expenses	19,010

Net investment loss	(6,123)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	364,688
Realized net gain on written options	2,598
Realized net loss on foreign currency transactions	(74)

Realized net gain on investments	367,212

Unrealized depreciation in value of securities during the period	(102,797)
Unrealized appreciation in value of written options during the period	1,276

Unrealized depreciation in value of investments during the period	(101,521)

Net gain on investments	265,691

Net increase in net assets resulting from operations	$259,568

See Notes to Financial Statements.

Statement of Changes in Net Assets
      SCIENCE AND TECHNOLOGY FUND
      (In Thousands)                                                                                                               (Unaudited)

	For the six months ended December 31,	For the fiscal year ended June 30,
	2007	2007

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(6,123)	$(20,470)
Realized net gain on investments	367,212	257,975
Unrealized appreciation (depreciation)	(101,521)	254,982

Net increase in net assets resulting from operations	259,568	492,487

Distributions to shareholders from (Note 1E):(1)
Net investment income:
Class A	(––)	(––)
Class B	(––)	(––)
Class C	(––)	(––)
Class Y	(––)	(––)
Realized gains on investment transactions:
Class A	(485,417)	(176,520)
Class B	(15,966)	(6,374)
Class C	(3,418)	(1,279)
Class Y	(11,668)	(3,904)

	(516,469)	(188,077)

Capital share transactions (Note 5)	395,030	(15,048)

Total increase	138,129	289,362
NET ASSETS
Beginning of period	2,713,241	2,423,879

End of period	$2,851,370	$2,713,241

Undistributed net investment loss	$(6,377)	$(180)

(1)See "Financial Highlights" on pages 48 - 51.

See Notes to Financial Statements.

Financial Highlights
      SCIENCE AND TECHNOLOGY FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended June 30,
	12-31-07		2007	2006	2005			2004		2003

Net asset value, beginning of period	$12.53		$11.13	$10.80		$9.51		$7.36		$7.30

Income (loss) from investment operations:
Net investment loss	(0.03)		(0.09)	(0.09)		(0.08)		(0.09)		(0.04)
Net realized and unrealized gain on investments	1.20		2.37	1.50		1.37		2.24		0.10

Total from investment operations	1.17		2.28	1.41		1.29		2.15		0.06

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(2.45)		(0.88)	(1.08)		(0.00)		(0.00)		(0.00)

Total distributions	(2.45)		(0.88)	(1.08)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$11.25		$12.53	$11.13		$10.80		$9.51		$7.36

Total return(1)	9.74%		21.42%	13.16%		13.56%		29.21%		0.82%
Net assets, end of period (in millions)	$2,694		$2,556	$2,312	$2,179		$2,075		$1,693
Ratio of expenses to average net assets including expense waiver	1.31	%(2)	1.34%	1.35%		1.40%		1.42%		1.48%
Ratio of net investment loss to average net assets including expense waiver	-0.40	%(2)	-0.77%	-0.79%		-0.82%		-1.05%		-0.66%
Ratio of expenses to average net assets excluding expense waiver	1.32	%(2)	1.35%	1.35	%(3)	1.40	%(3)	1.42	%(3)	1.48	%(3)
Ratio of net investment loss to average net assets excluding expense waiver	-0.41	%(2)	-0.78%	-0.79	%(3)	-0.82	%(3)	-1.05	%(3)	-0.66	%(3)
Portfolio turnover rate	35%		68%	92%		96%		125%		90%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      SCIENCE AND TECHNOLOGY FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended June 30,
	12-31-07		2007	2006		2005		2004		2003

Net asset value, beginning of period	$11.05		$10.02	$9.93		$8.85		$6.95		$7.00

Income (loss) from investment operations:
Net investment loss	(0.07)		(0.26)	(0.18)		(0.20)		(0.17)		(0.13)
Net realized and unrealized gain on investments	1.05		2.17	1.35		1.28		2.07		0.08

Total from investment operations	0.98		1.91	1.17		1.08		1.90		(0.05)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(2.31)		(0.88)	(1.08)		(0.00)		(0.00)		(0.00)

Total distributions	(2.31)		(0.88)	(1.08)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$9.72		$11.05	$10.02		$9.93		$8.85		$6.95

Total return	9.23%		20.05%	11.83%		12.20%		27.34%		-0.71%
Net assets, end of period (in millions)	$72		$80	$80		$76		$70		$51
Ratio of expenses to average net assets including expense waiver	2.37	%(1)	2.46%	2.49%		2.64%		2.76%		3.05%
Ratio of net investment loss to average net assets including expense waiver	-1.46	%(1)	-1.89%	-1.93%		-2.07%		-2.40%		-2.23%
Ratio of expenses to average net assets excluding expense waiver	2.38	%(1)	2.47%	2.49	%(2)	2.64	%(2)	2.76	%(2)	3.05	%(2)
Ratio of net investment loss to average net assets excluding expense waiver	-1.47	%(1)	-1.90%	-1.93	%(2)	-2.07	%(2)	-2.40	%(2)	-2.23	%(2)
Portfolio turnover rate	35%		68%	92%		96%		125%		90%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      SCIENCE AND TECHNOLOGY FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended June 30,
	12-31-07		2007		2006		2005		2004		2003

Net asset value, beginning of period	$11.09		$10.05		$9.96		$8.87		$6.96		$7.01

Income (loss) from investment operations:
Net investment loss	(0.08	)(1)	(0.19	)(1)	(0.20	)(1)	(0.19)		(0.14)		(0.14)
Net realized and unrealized gain on investments	1.06	(1)	2.11	(1)	1.37	(1)	1.28		2.05		0.09

Total from investment operations	0.98		1.92		1.17		1.09		1.91		(0.05)

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(2.32)		(0.88)		(1.08)		(0.00)		(0.00)		(0.00)

Total distributions	(2.32)		(0.88)		(1.08)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$9.75		$11.09		$10.05		$9.96		$8.87		$6.96

Total return	9.16%		20.08%		11.80%		12.29%		27.44%		-0.71%
Net assets, end of period (in millions)	$17		$17		$15		$12		$11		$7
Ratio of expenses to average net assets including expense waiver	2.33	%(2)	2.42%		2.47%		2.62%		2.71%		3.03%
Ratio of net investment loss to average net assets including expense waiver	-1.42	%(2)	-1.85%		-1.91%		-2.05%		-2.35%		-2.21%
Ratio of expenses to average net assets excluding expense waiver	2.34	%(2)	2.43%		2.47	%(3)	2.62	%(3)	2.71	%(3)	3.03	%(3)
Ratio of net investment loss to average net assets excluding expense waiver	-1.43	%(2)	-1.86%		-1.91	%(3)	-2.05	%(3)	-2.35	%(3)	-2.21	%(3)
Portfolio turnover rate	35%		68%		92%		96%		125%		90%

(1)Based on average weekly shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      SCIENCE AND TECHNOLOGY FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended June 30,
	12-31-07		2007		2006	2005			2004		2003

Net asset value, beginning of period	$13.13		$11.60		$11.18		$9.80		$7.56		$7.47

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(1)	(0.05	)(1)	(0.09)		(0.03)		(0.17)		0.16
Net realized and unrealized gain (loss) on investments	1.27	(1)	2.46	(1)	1.59		1.41		2.41		(0.07)

Total from investment operations	1.26		2.41		1.50		1.38		2.24		0.09

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(2.49)		(0.88)		(1.08)		(0.00)		(0.00)		(0.00)

Total distributions	(2.49)		(0.88)		(1.08)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$11.90		$13.13		$11.60		$11.18		$9.80		$7.56

Total return	9.98%		21.69%		13.54%		14.08%		29.63%		1.21%
Net assets, end of period (in millions)	$68		$60		$17	$14			$13		$6
Ratio of expenses to average net assets including expense waiver	1.01	%(2)	1.01%		1.03%		1.03%		1.03%		1.03%
Ratio of net investment loss to average net assets including expense waiver	-0.10	%(2)	-0.43%		-0.47%		-0.47%		-0.70%		-0.19%
Ratio of expenses to average net assets excluding expense waiver	1.02	%(2)	1.02%		1.03	%(3)	1.03	%(3)	1.03	%(3)	1.03	%(3)
Ratio of net investment loss to average net assets excluding expense waiver	-0.11	%(2)	-0.44%		-0.47	%(3)	-0.47	%(3)	-0.70	%(3)	-0.19	%(3)
Portfolio turnover rate	35%		68%		92%		96%		125%		90%

(1)Based on average weekly shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Notes to Financial Statements
      December 31, 2007                                                                                                      (Unaudited)

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Funds, Inc. (the Corporation) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues four series of capital shares; each series represents ownership of a separate mutual fund. Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Core Investment Fund and Waddell & Reed Advisors Science and Technology Fund (the Funds) are three of those mutual funds and are the only funds included in these financial statements. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Corporation's Board of Directors. Management's valuation committee makes fair value determinations for the Corporation, subject to the supervision of the Board of Directors. Short-term debt securities, purchased with less than 60 days to maturity, are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

      B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Corporation is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.

      C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

      D. Federal income taxes - It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

      E. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

      F. New Accounting Pronouncements - During the year ending June 30, 2008, the Corporation adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 (FIN 48) with the impact of such adoption being recognized on December 31, 2007 in accordance with guidance provided by the Securities and Exchange Commission. The adoption of FIN 48 did not have a material effect on the net asset value, financial condition or results of operations of the Corporation as there was no liability required for the recognition of unrecognized tax benefits during the year, nor were there any such liabilities to be recorded to the beginning net asset value of the Corporation. The Corporation is subject to examination by U.S. federal, state and foreign tax authorities for returns filed for years after 2003. In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." SFAS No. 157 defines fair value for purposes of financial statement presentation, establishes a hierarchy for measuring fair value in accordance with generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Fund will adopt SFAS No. 157 during 2008 and its potential impact, if any, on the Fund's financial statements is currently being assessed by management.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as the Corporation's investment manager. The Corporation pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. Until September 30, 2006, the fee was payable by each Fund at the annual rates of:

Fund	Net Asset Breakpoints	Annual Rate
Accumulative Fund	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Core Investment Fund	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion up to $6 Billion	0.550%
	Over $6 Billion	0.500%

Science and Technology Fund	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Effective October 1, 2006, under terms of a settlement agreement reached in July 2006 (see Note 7), the fee is as follows:

Fund	Net Asset Breakpoints	Annual Rate
Accumulative Fund	Up to $1 Billion	0.660%
	Over $1 Billion up to $2 Billion	0.640%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Core Investment Fund	Up to $1 Billion	0.650%
	Over $1 Billion up to $2 Billion	0.640%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion up to $5 Billion	0.550%
	Over $5 Billion up to $6 Billion	0.525%
	Over $6 Billion	0.500%

Science and Technology Fund	Up to $1 Billion	0.830%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

During the six-month period ended December 31, 2007, the following amounts (in thousands) were waived:

Accumulative Fund	$252
Core Investment Fund	302
Science and Technology Fund	101

The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of each of the Funds. For these services, each Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)				Annual Fee Rate for Each Level
From	$0	to	$10	$0
From	$10	to	$25	$11,500
From	$25	to	$50	$23,100
From	$50	to	$100	$35,500
From	$100	to	$200	$48,400
From	$200	to	$350	$63,200
From	$350	to	$550	$82,500
From	$550	to	$750	$96,300
From	$750	to	$1,000	$121,600
	$1,000 and Over			$148,500

In addition, for each class of shares in excess of one, each Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, each Fund pays WRSCO a monthly per account charge for shareholder servicing as follows: Accumulative Fund and Science and Technology Fund - $1.5292; Core Investment Fund - $1.5792 for each shareholder account which was non-networked and which was in existence at any time during the prior month; however, WRSCO has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios, Inc., Ivy Funds and Ivy Funds, Inc.) reaches certain levels. For certain networked accounts (that is, those shareholder accounts whose Fund shares are purchased through certain financial intermediaries) WRSCO has agreed to reduce its per account fees charged to the Fund to $0.50 per month per shareholder account. Additional fees may be paid by the Fund to those intermediaries. For Class Y shares, each Fund pays WRSCO a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of Class Y of the Fund for the preceding month. Each Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Corporation's shares, W&R receives gross sales commissions (which are not an expense of the Corporation) for Class A shares. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and is paid to W&R. During the six-month period ended December 31, 2007, W&R received the following amounts in gross sales commissions and CDSC:

	Gross Sales Commissions	Class A	Class B	Class C

Accumulative Fund	$688,630	$1,566	$24,426	$264
Core Investment Fund	1,637,953	1,527	26,442	1,093
Science and Technology Fund	1,430,720	275	27,198	840

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses. During the six-month period ended December 31, 2007, W&R paid the following amounts: Accumulative Fund - $433,190; Core Investment Fund - $988,345 and Science and Technology Fund - $882,637.

Under a Distribution and Service Plan for Class A shares adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund may pay a distribution and/ or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/ or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Corporation for Class B and Class C shares, respectively, each Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class.

During the six-month period ended December 31, 2007, Accumulative Fund, Core Investment Fund and Science and Technology Fund paid Directors' regular compensation of $70,499, $168,259 and $85,821, respectively, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Securities Transactions

Investment securities transactions for the six-month period ended December 31, 2007 are summarized as follows:

	Accumulative Fund	Core Investment Fund	Science and Technology Fund

Purchases of investment securities, excluding short-term and U.S. government obligations	$552,186,394	$1,427,267,514	$889,543,625
Purchases of short-term securities	1,766,949,020	2,863,775,910	6,000,922,707
Purchases of options	––	––	11,477,664
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government obligations	729,113,205	1,859,891,879	1,439,108,748
Proceeds from maturities and sales of short-term securities	1,674,169,494	2,681,950,704	5,625,448,380
Proceeds from options	––	––	3,500,123

For Federal income tax purposes, cost of investments owned at December 31, 2007 and the related appreciation (depreciation) were as follows:

	Cost	Appreciation	Depreciation	Aggregate Appreciation (Depreciation)

Accumulative Fund	$1,611,567,494	$518,791,063	$90,267,087	$428,523,976
Core Investment Fund	3,249,860,855	1,149,109,279	140,141,893	1,008,967,386
Science and Technology Fund	2,206,802,320	763,856,562	149,185,394	614,671,168

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Funds' distributed and undistributed earnings and profit for the fiscal year ended June 30, 2007 and the related net capital losses and post-October activity were as follows:

	Accumulative Fund	Core Investment Fund	Science and Technology Fund

Net ordinary income	$7,092,439	$61,258,632	$35,100,201
Distributed ordinary income	6,939,877	29,315,546	8,743,585
Undistributed ordinary income*	1,566,632	46,136,909	35,097,454

Realized long-term capital gains	––	601,401,859	201,761,950
Distributed long-term capital gains	––	590,200,197	179,333,662
Undistributed long-term capital gains*	––	331,953,556	162,951,405

Net capital losses	––	––	––

Post-October losses deferred	––	14,585	2,079
*This entire amount was distributed prior to December 31, 2007.

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses and net foreign currency losses incurred between each November 1 and the end of its fiscal year (post-October losses).

Capital loss carryovers are available to offset future realized capital gain net income incurred in the eight taxable years succeeding the loss year for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

Accumulative Fund

June 30, 2008	$5,229,265
June 30, 2009	5,229,265
June 30, 2010	916,736
June 30, 2011	211,000,236
June 30, 2013	37,199,179

Total carryover	$259,574,681

Ivy Growth Fund, one of the mutual funds managed by Ivy Investment Management Company (formerly Waddell & Reed Ivy Investment Company), was merged into Accumulative Fund as of June 15, 2003. At the time of the merger Ivy Growth Fund had capital loss carryovers available to offset future gains of the Fund. These carryovers are limited to $5,229,265 for each period ending from June 30, 2008 through 2009 and $916,736 for the period ending June 30, 2010 plus any unused limitations from prior years.

NOTE 5 - Multiclass Operations

Each Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock for the six-month period ended December 31, 2007 are summarized below. Amounts are in thousands.

	Accumulative Fund	Core Investment Fund	Science and Technology Fund

Shares issued from sale of shares:
Class A	7,323	17,720	9,646
Class B	218	343	218
Class C	149	245	122
Class Y	52	220	668
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	540	67,369	41,312
Class B	––	1,331	1,492
Class C	––	419	345
Class Y	2	846	999
Shares redeemed:
Class A	(17,827)	(51,812)	(15,489)
Class B	(1,086)	(2,543)	(1,608)
Class C	(357)	(457)	(171)
Class Y	(68)	(1,661)	(516)

Increase (decrease) in outstanding capital shares	(11,054)	32,020	37,018

Value issued from sale of shares:
Class A	$63,557	$119,159	$122,453
Class B	1,778	2,166	2,478
Class C	1,221	1,545	1,391
Class Y	450	1,489	9,146
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	4,740	424,569	456,081
Class B	––	7,814	14,252
Class C	––	2,466	3,301
Class Y	20	5,332	11,663
Value redeemed:
Class A	(154,536)	(350,329)	(200,279)
Class B	(8,899)	(15,449)	(16,498)
Class C	(2,929)	(2,906)	(1,946)
Class Y	(577)	(11,021)	(7,012)

Increase (decrease) in outstanding capital	$(95,175)	$184,835	$395,030

Transactions in capital stock for the fiscal year ended June 30, 2007 are summarized below. Amounts are in thousands.

	Accumulative Fund	Core Investment Fund	Science and Technology Fund

Shares issued from sale of shares:
Class A	13,619	39,722	16,040
Class B	532	1,175	559
Class C	330	817	286
Class Y	104	773	3,640
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	795	90,228	14,820
Class B	––	2,020	635
Class C	––	560	124
Class Y	5	1,201	332
Shares redeemed:
Class A	(52,540)	(101,648)	(34,551)
Class B	(2,153)	(2,889)	(1,881)
Class C	(788)	(828)	(375)
Class Y	(305)	(660)	(849)

Increase (decrease) in outstanding capital shares	(40,401)	30,471	(1,220)

Value issued from sale of shares:
Class A	$102,639	$259,159	$185,602
Class B	3,752	7,223	5,749
Class C	2,328	5,055	2,952
Class Y	782	5,050	45,915
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	6,321	559,605	166,728
Class B	––	11,740	6,342
Class C	––	3,268	1,243
Class Y	41	7,454	3,902
Value redeemed:
Class A	(394,932)	(663,524)	(399,715)
Class B	(15,370)	(18,029)	(19,566)
Class C	(5,638)	(5,091)	(3,866)
Class Y	(2,301)	(4,330)	(10,334)

Increase (decrease) in outstanding capital	$(302,378)	$167,580	$(15,048)

NOTE 6 - Options

Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the written option. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For a Fund, when a written put option is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

For Science and Technology Fund, transactions in written call options were as follows:

	Number of Contracts	Premiums Received
Outstanding at June 30, 2007	––	$––
Options written	21,416	8,246,958
Options terminated in closing purchase transactions	(11,833)	(3,195,240)
Options exercised	(––)	(––)
Options expired	(––)	(––)

Outstanding at December 31, 2007	9,583	$5,051,718

NOTE 7 - Regulatory and Litigation Matters

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by certain of the Waddell & Reed Advisors Funds and certain of the W&R Target Funds, Inc. (the Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Funds to review and consult regarding the Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Fund shareholders. The NYAG Settlement also effectively requires that the Funds implement certain governance measures designed to maintain the independence of the Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC's website at www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

In addition, pursuant to the terms of agreement in the dismissal of separate litigation, Waddell & Reed has also agreed to extend the reduction in the aggregate investment management fees paid by the Funds, as described above, for an additional five years.

Renewal of Investment Management Agreement for
Waddell & Reed Advisors Accumulative Fund,
Waddell & Reed Advisors Core Investment Fund and
Waddell & Reed Advisors Science and Technology Fund

At its meeting on August 13, 14 and 15, 2007, the Corporation's Board of Directors, including all of the Disinterested Directors, considered and approved the continuance of the existing Investment Management Agreement ("Management Agreement") between WRIMCO and the Corporation with respect to each of Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Core Investment Fund and Waddell & Reed Advisors Science and Technology Fund. The Disinterested Directors were assisted in their review by independent legal counsel and met with such counsel separately from representatives of WRIMCO. The Disinterested Directors also received and considered a memorandum from their independent legal counsel regarding the Disinterested Directors' responsibilities in evaluating the Management Agreement for each Fund. This memorandum explained the regulatory requirements pertaining to the Disinterested Directors' evaluation of the Management Agreement. In addition, the Disinterested Directors engaged an independent fee consultant whose responsibilities included managing the process by which the proposed management fees under the Management Agreement were negotiated with WRIMCO.

Prior to the Board meeting, independent legal counsel sent to WRIMCO a request for information to be provided to the Directors in connection with their consideration of the continuance of the Management Agreement with respect to each Fund. WRIMCO provided materials to the Directors that included responses to the request letter and other information WRIMCO believed was useful in evaluating the continuation of the Management Agreement. Thereafter, independent legal counsel sent to WRIMCO a supplemental request for certain additional information, and WRIMCO provided additional information in response to this request (the "Supplemental Response"). The Directors also received reports prepared by an independent third party, Lipper Inc. ("Lipper"), relating to each Fund's performance and expenses compared to the performance of the universe of comparable mutual funds selected by Lipper (the "Performance Universe") and to the expenses of a peer group of comparable funds selected by Lipper (the "Peer Group"), respectively. Further, the Directors received a written evaluation from the independent fee consultant, a summary of which is included in this Semiannual Report. At their meeting, the Directors received a presentation from representatives of WRIMCO regarding services provided by it and its affiliates (collectively, "W&R") to each Fund. In addition, during the course of the year, WRIMCO had provided information relevant to the Directors' consideration of the continuance of the Management Agreement with respect to each Fund.

Nature, Extent and Quality of Services Provided to the Funds

The Directors considered the nature, extent and quality of the services provided to each Fund pursuant to the Management Agreement and also the overall fairness of the Management Agreement as to each Fund.

The Directors considered WRIMCO's research and portfolio management capabilities and that W&R also provides oversight of day-to-day fund operations, including but not limited to fund accounting and administration and assistance in meeting legal and regulatory requirements. The Directors also considered WRIMCO's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for each Fund, those brokers' and dealers' provision of brokerage and research services to WRIMCO, and the benefits derived by the other funds in the Advisors Fund Complex and by other clients of WRIMCO from such services. The Directors also considered the favorable history, reputation, qualification and background of WRIMCO and W&R's extensive administrative, accounting and compliance infrastructure.

Fund Performance, Management Fee and Expense Ratio. The Directors considered each Fund's performance, both on an absolute basis and in relation to the performance of its Performance Universe. Each Fund's performance was also compared to relevant market indices and to a Lipper index, as applicable.

The Directors considered the management fees and total expenses of each Fund and also considered each Fund's management fees and total expenses in relation to the management fees and total expenses, respectively, of its Peer Group. The Directors' review also included consideration of each Fund's management fees at various asset levels, which reflected breakpoints in the management fee structure, and average account size information. In addition, the Directors considered, for each Fund, the investment management fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds managed by WRIMCO (or its affiliate) with a similar investment objective (or objectives) and similar investment policies and strategies as the Fund ("Similar Funds"). The Directors also considered, for each Fund, the subadvisory fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds advised by WRIMCO (or its affiliate), as well as the management fees, if any, paid by other client accounts managed by WRIMCO (or its affiliate), with a similar investment objective (or objectives) and similar investment policies and strategies as the Fund ("Other Accounts").

Additional Considerations with Respect to Each Fund Waddell & Reed Advisors Accumulative Fund

The Directors considered that Waddell & Reed Advisors Accumulative Fund's total return performance was higher than the Performance Universe median for the one-, three-, and ten-year periods and higher than the Lipper index for the one- and ten-year periods.

The Directors considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund's management fee was higher than the Peer Group median but that the overall expense ratio was lower than the Peer Group median. They considered that the Fund's non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund's smaller average account size, the non-management fee expenses were lower than the Peer Group median. The Directors considered the transfer agency fee reduction that became effective September 1, 2006. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at various asset levels were lower than the asset-weighted average for its Peer Group.

The Directors also considered that there were no Similar Funds or Other Accounts managed by WRIMCO or its affiliates with similar investment objectives, policies and strategies as the Fund.

Waddell & Reed Advisors Core Investment Fund

The Directors considered that Waddell & Reed Advisors Core Investment Fund's total return performance was higher than the Performance Universe median and the Lipper index for the three-, five-, seven-, and ten-year periods. They also considered the information provided by WRIMCO in its Supplemental Response explaining that the Fund's one-year performance was adversely affected primarily by the Fund's overweighting in the energy sector, poor stock selection in certain sectors, WRIMCO's emphasis on investing in companies with strong fundamentals and the market's shift from material, energy and industrial stocks to consumer stocks, and explaining also that the Fund's performance had improved for the year-to-date period through July 19, 2007.

The Directors considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund's management fee and overall expense ratio were higher than the Peer Group median. They considered that the Fund's non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund's smaller average account size, the non-management fee expenses were lower than the Peer Group median. The Directors considered the transfer agency fee reduction that became effective September 1, 2006. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at various asset levels were higher than the asset-weighted average for its Peer Group, except for an asset level at which the Fund's effective management fees were lower.

The Directors also considered that the Similar Funds had advisory fee schedules that were the same as or higher than the Fund's advisory fee schedule and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Directors considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund's management fee. The Directors recognized that differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Science and Technology Fund

The Directors considered that Waddell & Reed Advisors Science and Technology Fund's total return performance was higher than the Performance Universe median and the Lipper index for the one-, three-, five-, seven-, and ten-year periods.

The Directors considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund's management fee was higher than the Peer Group median but that the overall expense ratio was lower than the Peer Group median. They considered that the Fund's non-management fee expenses were lower than the Peer Group median on an unadjusted basis and when adjusted for the Fund's smaller average account size. The Directors considered the transfer agency fee reduction that became effective September 1, 2006. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at various asset levels were higher than the asset-weighted average for its Peer Group.

The Directors also considered that the Similar Funds had advisory fee schedules that were the same as or higher than the Fund's advisory fee schedule and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Directors considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund's management fee. The Directors recognized that differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Profitability and Economies of Scale

The Directors also considered that each Fund's management fee structure includes breakpoints that provide for a reduction of payments to reflect anticipated economies of scale. The Directors considered the management fee rate reductions that became effective October 1, 2006, for each Fund and certain other funds in the Advisors Fund Complex, and the anticipated impact of the fee rate reduction for the Fund on its investment management fees and overall expense ratio. With respect to Core Investment Fund, the Directors also considered the additional management fee breakpoint of 2.5 basis points at asset levels over $5 billion and up to $6 billion that would become effective October 1, 2007. In concluding that the benefits accruing to WRIMCO and its affiliates by virtue of their relationship to a Fund were reasonable in comparison with the costs of providing the investment management services and the benefits accruing to the Fund, the Directors considered specific data as to WRIMCO's profit with respect to the Fund for a recent period. The Directors also considered WRIMCO's methodology for determining this data. In addition, the Directors considered the soft dollar arrangements with respect to each Fund's portfolio transactions.

In determining whether to approve the proposed continuance of the Management Agreement as to a Fund, the Directors considered the best interests of the Fund and the overall fairness of the proposed Management Agreement. The Directors considered the following factors to be of primary importance to their approval of the continuance of the Management Agreement as to a Fund, without any one factor being dispositive:

  the performance of the Fund compared with the average performance of its Performance Universe and with relevant indices;
  the Fund's investment management fees and total expenses compared with the management fees and total expenses of the Peer Group;
  the existence or appropriateness of breakpoints in the Fund's management fees;
  the cost/profitability to WRIMCO and any actual or anticipated economies of scale in relation to the services it provides to the Fund;
  the other benefits that accrue to WRIMCO as a result of its relationship to the Fund; and
  the favorable history, reputation, qualification and background of WRIMCO as well as the qualifications of its personnel.

Based on the discussions, considerations and information described generally above, including the evaluation provided by the independent fee consultant, the Board determined that each Fund's Management Agreement is fair and reasonable and that continuance of the Management Agreement was in the best interests of the Fund. In reaching these determinations as to each Fund, the Board concluded that: the nature, extent and quality of the services provided by WRIMCO for the Fund are adequate and appropriate; the performance of the Fund was satisfactory; it retained confidence in WRIMCO's overall ability to manage the Fund; and the management fee paid to WRIMCO was reasonable in light of comparative management fee information, the breakpoints in the proposed management fee for the Fund, the services provided by WRIMCO, the costs of the services provided, and the profits realized and other benefits likely to be derived by WRIMCO from its relationship with the Fund.

The Disinterested Directors of the Corporation have appointed an independent fee consultant. Below is a summary of the written fee evaluation of such consultant for the most recent year.

Overview

Waddell & Reed, Inc. (W&R), Waddell & Reed Investment Management Company (WRIMCO) and Waddell & Reed Services Company (WRSCO) (collectively, Waddell) agreed on July 19, 2006 to the New York Attorney General Assurance of Discontinuance (AOD). Among other things, the AOD stipulates that WRIMCO may manage or advise a mutual fund for Waddell & Reed Advisors Funds (Advisors Funds), W&R Target Funds, Inc. (Target Funds), or Waddell & Reed InvestEd Portfolios, Inc. (InvestEd Portfolios) (collectively, Funds) only if the Disinterested Directors of the Fund's Board appoint a Senior Officer or an Independent Fee Consultant (IFC), who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation for use by the Funds' Boards of Directors in evaluating the reasonableness of the proposed management fees for the Funds.

On August 22, 2006, the Disinterested Directors retained me as IFC for the Funds. In this capacity, I have prepared the first annual written evaluation of the proposed management fees for the Funds.

Role of the IFC

The AOD charges the IFC with managing the process by which the proposed management fees (including, but not limited to, advisory fees) to be charged to the Funds are negotiated in a manner which is at an arm's length and reasonable and consistent with the AOD. In this role, the IFC does not replace the Directors in negotiating management fees with WRIMCO and the IFC does not substitute his or her judgment for that of the Directors about the reasonableness of the proposed fees. As the AOD states, "Waddell may manage or advise a Fund after October 1, 2006 only if the reasonableness of the proposed management fees is determined by the Board of Directors of the Funds using an annual independent written evaluation prepared by or under the direction of a Senior Officer or the Independent Fee Consultant...".

In addition, the AOD requires that the IFC keep the Funds' Boards of Directors fully and promptly informed of the fee evaluation process and that Waddell cooperate fully with the IFC and provide any information requested by the IFC that relates to the IFC's fee evaluation.

Factors Involved in the IFC's Written Evaluation

The AOD stipulates that the IFC's written evaluation must address at least six factors:

1. The nature and quality of Waddell's services, including Fund performance

2. Management fees (including any components thereof) charged by other mutual fund companies for like services

3. Management fees (including any components thereof) charged to institutional and other clients of Waddell for like services

4. Possible economies of scale as the Fund(s) grow larger

5. Costs to Waddell and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit

6. Profit margins of Waddell and its affiliates from supplying such services

My comments are included in the following paragraphs, organized into three topics: the process, the materials, and the findings of my evaluation of the proposed management fees and the contract renewal process.

Process

The contract renewal process is defined to include the principal sequential steps by which the Disinterested Directors go about determining the reasonableness of the proposed management fees for the Funds in the context of their annual consideration of the proposed continuance of the Funds' respective Investment Management Agreements with WRIMCO. The 2007 contract renewal process from my perspective began with my retention and is anticipated to conclude at the Board meeting on August 14/15, 2007. As IFC, I participated throughout the contract renewal process.

The Board previously created the Special Compliance & Governance Committee (Compliance Committee) which is charged with responsibility for the preparatory work associated with the contract renewal process.

A calendar of due dates was prepared and agreed to by the Compliance Committee in order to ensure that the Disinterested Directors and Board receive all the necessary information for their contract renewal process in plenty of time to carefully deliberate and to ask for any follow-up information as needed.

The Disinterested Directors instructed independent legal counsel to the Disinterested Directors, Kirkpatrick & Lockhart Preston Gates Ellis LLP (K&L Gates), to prepare a letter requesting the necessary information from WRIMCO needed for the contract renewal process. This information was promptly and cooperatively provided by WRIMCO. The Lipper Company (Lipper), a division of Reuters, was asked to provide independently compiled comparative information about the Funds.

Lipper selected the peer group funds and sought input from the investment professionals at WRIMCO to ensure that Lipper understood the investment and distribution intricacies of the Funds.

The Compliance Committee met on July 12, 2007, with me and K&L Gates to discuss the information provided by WRIMCO and Lipper and to determine whether to request any additional information from WRIMCO prior to the August Disinterested Directors and Board meetings. At the Compliance Committee's direction, K&L Gates sent a supplemental request to WRIMCO for certain additional information which WRIMCO promptly and cooperatively provided prior to the August meetings.

As part of my responsibilities as IFC, I was requested to attend the Disinterested Directors' meetings of August 13-15, 2007, to present my evaluation of the proposed management fees for the Funds and to discuss with the Disinterested Directors my findings. On August 13, I met separately with the Disinterested Directors and K&L Gates to address these matters in preparation for the Board Meetings on August 14/15, 2007.

Materials

Materials refer to the informational materials which were prepared by all the parties involved in the contract renewal process in response to the data requested by the Disinterested Directors through the Compliance Committee and K&L Gates. As IFC, I reviewed all the data produced and found it to be responsive to the data requested by the Disinterested Directors. I also reviewed certain other materials that I considered relevant.

I used these materials to analyze trends and comparative information about the six factors discussed above. My review follows. I would note that, apart from these materials, the Disinterested Directors also received information throughout the year, some of which I reviewed, that may also be relevant to the contract renewal process.

(1) Nature and Quality of Service

Under the AOD, I am obliged to comment on the investment performance of the Funds. The data for these comparisons are drawn from the Lipper materials discussed above. Performance information is based on April 30, 2007 data.

My experience is that fund directors should focus on longer-term performance during the contract renewal process (though they may choose to focus on shorter-term performance for other purposes such as portfolio evaluation). For this summary I have concentrated on 3-year performance in comparison to the "performance universe", rather than on the more limited "performance group" because fund investors are more typically concerned with the objective and style of management than the size of the fund.

Generally speaking, the Funds reflect strong and improving performance in the 3- and 5-year periods. 5-year performance has 47% of the Funds in the first two quintiles of their performance universe and 11% in the 5th quintile. The 3-year figures upgrade to 53% of the Funds in the first two quintiles and only 8% in the 5th quintile.

The short-term 1-year period depicts a decline in the performance of a number of Funds, with only 33% of Funds falling in the first two quintiles, and 19% in the 5th quintile. The performance gap is more evident when comparing the 82% of Funds that are in the first three quintiles of performance for the 3-year period versus only 44% for the 1-year period.

In their supplemental request, the Disinterested Directors asked WRIMCO for an explanation for the decline in the 1-year performance of these Funds compared to their 3- and 5-year performance. In response to this request, WRIMCO advised that in general, short-term performance had improved through June 30, 2007. Additional performance updates to July 19 were provided by WRIMCO in response to the supplemental request from K&L Gates and still more updates to July 31 were provided at the August 13, 2007 meeting of the Disinterested Directors.

WRSCO maintains internal statistics to track service quality, which showed a decline in the quality of customer service provided to the Funds' shareholders. The Disinterested Directors were informed about corrective actions to be taken in February 2007 and the quality has improved slightly through June 30, 2007.

(2) Management Fees and Total Expense Comparison for Comparable Mutual Funds

Information for this metric is drawn from the Lipper analysis and is compared with a peer group for each Fund. Overall, more Funds have improved their comparative ranking of actual management fees in 2007 than declined. However, the majority of Funds have management fees above the median of their peer groups. In general the cause of the higher total expenses than the peer group are caused by non-management fees which are discussed under the findings paragraphs below.

(3) Management Fees for Alternate Products

WRIMCO manages money for many different types of clients besides mutual funds. These include corporate and municipal pension funds and investment pools for wealthy individuals. Collectively, these services are advertised as "separate accounts." Several of these separate accounts are managed with the same investment objective and in the same style as some of the Advisors, Target and InvestEd Funds.

In most cases, the data provided by WRIMCO show that net management fees for the Funds are higher than that of the equivalent separate accounts. WRIMCO has explained these differences by reference to the different type of responsibilities borne by the mutual fund manager and the separate account manager. As IFC, I find these differences in fees reasonable.

(4) Costs to Waddell and its Affiliates of Supplying Services

An important component of the profit margin and economies of scale discussion which follows is to ensure that the cost allocation procedures which exist are reasonable and consistent from year to year. WRIMCO uses multiple methodologies for allocation including assets, revenue, time, and square footage. The bases of allocation have remained consistent over the past several years. As IFC, I know of no better way to perform these allocations and find WRIMCO's allocation methodologies reasonable.

(5) Profit Margins from Supplying Management Services

In general, under the Gartenberg ruling, independent directors of mutual funds are required to assess that the profitability of the advisory contracts to the advisor is not excessive. In addition, Lipper has provided a benchmark against which to evaluate the before-marketing, before-tax profitability of WRIMCO. This analysis places WRIMCO collectively at the bottom of Lipper peers. As a result, I do not find the margins to be excessive.

(6) Possible Economies of Scale

Economies of scale occur when assets grow and a fund's fixed costs are spread over a larger asset base. Typically, fund managers share economies of scale by implementing break points, or scale-downs, in the structure of the management fee. As a general rule, fund directors establish break points prospectively at an asset level beyond the current asset level so that shareholders benefit from future asset growth. Lipper provided the Disinterested Directors with a comprehensive listing of break points in the Waddell Funds and compared the effective fee at a uniform asset level.

Findings

After reviewing the materials (discussed above) which WRIMCO and Lipper have produced, I have summarized my findings for the purpose of discussion at the August 14/15, 2007 Disinterested Directors and Board meetings. These include four specific areas: Fund performance, non-management expenses, economies of scale, and total expenses.

Fund Performance

While I found that the Funds have generally acceptable performance, certain Funds have either continuing or recent challenges. In my view, long-term performance issues should draw more attention as they reflect investment capabilities rather than short-term swings in the market. WRIMCO has addressed each of these Funds in its response to K&L Gates' initial letter. The Disinterested Directors may choose to monitor the Funds on the long-term performance list by a variety of possible approaches.

Because the list of Funds with 1-year performance declines includes Funds whose 3-year and 5-year performance periods reflect superior performance, the shift should be noted by the Disinterested Directors. WRIMCO has provided the Disinterested Directors with an explanation of reasons for 1-year performance decline from the 3-year and 5-year trends together with a performance update for consideration at their August 14/15, 2007 meetings.

Non-Management Expenses

Waddell's business model leads to higher non-management expenses across the Funds in general. This business model targets the small to mid-level investor population, an approach that has resulted in many relatively small shareholdings. In their supplemental request to WRIMCO, the Disinterested Directors requested additional information about the possibility of charging an annual account fee on small shareholdings. WRIMCO has provided this information for consideration by the Disinterested Directors at their August 14/15, 2007 meetings.

Economies of Scale

In order to allow the shareholders to share in the economies of scale realized by the Funds, there are break points to the management fees for all Funds other than money market funds. The current break points of the Funds appear adequate in providing economies of scale with the possible exception of the Advisors Core Investment Fund, which is the largest in the complex.

In their supplemental request to WRIMCO, the Disinterested Directors asked for an analysis of an additional break point at the $5 billion average asset level for this Fund. WRIMCO has provided this information and offered to institute an additional break point of 2.5 basis points at $5.0 billion in assets. The Board will consider this offer at the August 14/15, 2007 meetings.

Total Expenses

If a Fund consistently demonstrates poor performance, higher than average expenses, or a combination of both, it may be appropriate for the Disinterested Directors to consider taking affirmative action. Possible actions include requesting more frequent reports, WRIMCO's providing more research support, WRIMCO's providing more portfolio management capability, seeking an outside sub-advisor, or requesting a voluntary fee waiver to reduce total expenses and/or improve performance.

In their supplemental request, the Disinterested Directors asked WRIMCO to analyze the potential impact of a voluntary waiver on two such Funds, the Advisor High Income Fund and the Target Small Cap Value Fund. WRIMCO provided this information in its supplemental response for consideration by the Boards at their August 14/15, 2007 meetings.

* * *

In conclusion, as IFC, I have monitored the process, reviewed the materials, and find that:

  The contract renewal process conducted under the supervision of the Disinterested Directors has been careful, deliberate, and conscientious.
  The materials used during the contract renewal process were prepared by WRIMCO or Lipper. As IFC, I have reviewed the material used in this report. I have monitored the process under which Lipper selected the peers and produced its report. The materials were prepared without bias and in sufficient detail to facilitate meaningful decisions by the Disinterested Directors and the full Boards.
  The discussion which took place leading up to and at the Disinterested Directors and Board meetings was substantive and conducted in accordance with the best interests of the shareholders of the Funds.

Respectfully submitted,

C. Meyrick Payne,
Independent Fee Consultant

August 13, 2007

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Group of Mutual Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on the Corporation's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com.

To All Traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Funds Family

Global/International Funds
Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Advisors International Growth Fund
Domestic Equity Funds
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund
Fixed Income Funds
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund
Money Market Funds
Waddell & Reed Advisors Cash Management
Specialty Funds
Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Retirement Shares
Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1022SA (12-07)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds, Inc.
(Registrant)

By     /s/Mara D. Herrington
         Mara D. Herrington, Vice President and Secretary

Date: March 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/Henry J. Herrmann
         Henry J. Herrmann, Principal Executive Officer

Date: March 5, 2008

By     /s/Joseph W. Kauten
         Joseph W. Kauten, Principal Financial Officer

Date: March 5, 2008